(Loss)/Gain on Derivative Instruments and Other Financial Items, Net - Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Financing arrangement fees and other related costs	$ (4,398)	$ (900)
Foreign exchange gain/(loss) on operations	285	(1,444)
Amortization of debt guarantees	1,210	1,544
Others	(261)	(257)
Other financial items, net	(3,164)	$ (1,057)
Golar Kelvin and Golar Ice | Debt guarantee fees
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of debt guarantees	152,300
CSSC VIE debt- Hilli Facility | Secured debt
Derivative Instruments, Gain (Loss) [Line Items]
Financing arrangement fees and other related costs	$ (4,400)